Significant Accounting Policies and Basis of Presentation - Schedule of Schedule of Diluted Net Loss Per Share Antidilutive (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,194,513	5,889	5,889	6,842
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,126,574	1,142	1,142	384
Convertible Series A Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				6,458
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	67,939	4,747	4,747